OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [Abstract]
Schedule of Other Liabilities

	2021	2020
	£m	£m
Settlement balances	541	1,191
Unitholders’ interest in consolidated Open-Ended Investment Companies[1]	12,080	11,784
Unallocated surplus within insurance businesses	308	343
Lease liabilities	1,475	1,672
Other creditors and accruals	5,543	5,357
Total other liabilities	19,947	20,347
1Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported at fair value in other liabilities.